Summary of Unrealized Gains (Losses) for securities at FVOCI (Details) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	$ 71,794	$ 69,675
Securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	70,166	67,926
Gross unrealized gains	387	349
Gross unrealized (losses)	(732)	(953)
Financial assets at fair value through other comprehensive income	69,821	67,322
Securities [member] | Government and government-related securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	53,591	51,304
Gross unrealized gains	189	192
Gross unrealized (losses)	(470)	(614)
Financial assets at fair value through other comprehensive income	53,310	50,882
Securities [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	18,396	16,420
Gross unrealized gains	59	69
Gross unrealized (losses)	(95)	(121)
Financial assets at fair value through other comprehensive income	18,360	16,368
Securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	20,898	20,279
Gross unrealized gains	107	99
Gross unrealized (losses)	(106)	(138)
Financial assets at fair value through other comprehensive income	20,899	20,240
Securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	11,434	11,855
Gross unrealized gains	19	22
Gross unrealized (losses)	(241)	(318)
Financial assets at fair value through other comprehensive income	11,212	11,559
Securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	1,550	1,715
Gross unrealized gains	1	1
Gross unrealized (losses)	(27)	(34)
Financial assets at fair value through other comprehensive income	1,524	1,682
Securities [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	1,313	1,035
Gross unrealized gains	3	1
Gross unrealized (losses)	(1)	(3)
Financial assets at fair value through other comprehensive income	1,315	1,033
Securities [member] | Other debt securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	12,450	13,331
Gross unrealized gains	39	23
Gross unrealized (losses)	(144)	(233)
Financial assets at fair value through other comprehensive income	12,345	13,121
Securities [member] | Other debt securities [member] | Asset-backed financings [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	4,145	4,511
Gross unrealized (losses)	(52)	(71)
Financial assets at fair value through other comprehensive income	4,093	4,440
Securities [member] | Other debt securities [member] | Corporate and other debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	8,305	8,820
Gross unrealized gains	39	23
Gross unrealized (losses)	(92)	(162)
Financial assets at fair value through other comprehensive income	8,252	8,681
Securities [member] | Debt securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	66,041	64,635
Gross unrealized gains	228	215
Gross unrealized (losses)	(614)	(847)
Financial assets at fair value through other comprehensive income	65,655	64,003
Securities [member] | Equity securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	4,125	3,291
Gross unrealized gains	159	134
Gross unrealized (losses)	(118)	(106)
Financial assets at fair value through other comprehensive income	4,166	3,319
Securities [member] | Equity securities [member] | Common shares [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	3,023	2,191
Gross unrealized gains	83	63
Gross unrealized (losses)	(23)	(33)
Financial assets at fair value through other comprehensive income	3,083	2,221
Securities [member] | Equity securities [member] | Preference shares [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	1,102	1,100
Gross unrealized gains	76	71
Gross unrealized (losses)	(95)	(73)
Financial assets at fair value through other comprehensive income	$ 1,083	$ 1,098